CONTRACT LIABILITIES	6 Months Ended
Jun. 30, 2026
Contract Liabilities
CONTRACT LIABILITIES

11. CONTRACT LIABILITIES

Contract liabilities primarily relate to advance consideration received from customers.

Movement in contract liabilities:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	6,660	5,815	4,493
Decrease in contract liabilities as a result of recognizing revenue during the year/period that was included in the contract liabilities at the beginning of the year/period	(6,621)	(1,895)	(1,464)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year/period in respect of machines still under production	5,776	6,812	5,264

Balance at end of the year/period	5,815	10,732	8,293